Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2022	2021
Cash deposits	$541.4	$529.7
Term deposits	655.1	9.6
	$1,196.5	$539.3